Inventories	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Inventories

13. Inventories

	December 31, 2024	December 31, 2023
Finished products
Iron Solutions	2,493	2,457
Energy Transition Metals	571	640
	3,064	3,097

Work in progress	691	567
Consumable inventory	988	1,159

Net realizable value provision (i)	(138)	(139)
Total of inventories	4,605	4,684

(i) In 2024, the effect of provision for net realizable value was US$35 (2023: US$54 and 2022: US$44).

The cost of goods sold is presented in note 6(a).

Accounting policy

Inventories are stated at the lower of cost and net realizable value. Inventory production cost comprises variable and fixed costs, direct and indirect costs of production and are assigned to individual items of inventory based on weighted average costs method. At the end of the reporting period, net realizable value of inventories are assessed and a provision for losses on obsolete or slow-moving inventory may be recognized. The write-downs and reversals are recognized as “Cost of goods sold, and services rendered”.